FAIR VALUE MEASUREMENT (Assets and Liabilities Measured or Disclosed At Fair Value) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Assets
Total	¥ 1,196	$ 185	¥ 232,579
Liabilities
Total	137,645	21,318
Contingent consideration payable
Liabilities
Derivative liabilities	99,137	15,354
Cryptocurrency assets borrowings
Liabilities
Derivative liabilities	38,508	5,964
Wealth management products
Assets
Cash equivalents	1,196	$ 185	232,579
Quoted prices in active markets for identical assets (Level 1) [Member]
Assets
Total	0		0
Liabilities
Total	0
Quoted prices in active markets for identical assets (Level 1) [Member] | Contingent consideration payable
Liabilities
Derivative liabilities	0
Quoted prices in active markets for identical assets (Level 1) [Member] | Cryptocurrency assets borrowings
Liabilities
Derivative liabilities	0
Quoted prices in active markets for identical assets (Level 1) [Member] | Wealth management products
Assets
Cash equivalents	0		0
Significant other observable inputs (Level 2) [Member]
Assets
Total	1,196		232,579
Liabilities
Total	38,508
Significant other observable inputs (Level 2) [Member] | Contingent consideration payable
Liabilities
Derivative liabilities	0
Significant other observable inputs (Level 2) [Member] | Cryptocurrency assets borrowings
Liabilities
Derivative liabilities	38,508
Significant other observable inputs (Level 2) [Member] | Wealth management products
Assets
Cash equivalents	1,196		232,579
Significant unobservable inputs (Level 3) [Member]
Assets
Total	0		0
Liabilities
Total	99,137
Significant unobservable inputs (Level 3) [Member] | Contingent consideration payable
Liabilities
Derivative liabilities	99,137
Significant unobservable inputs (Level 3) [Member] | Cryptocurrency assets borrowings
Liabilities
Derivative liabilities	0
Significant unobservable inputs (Level 3) [Member] | Wealth management products
Assets
Cash equivalents	¥ 0		¥ 0